Shareholders' Equity (Schedule Of Options To Non-Employees) (Details) (Non-employee Stock Options [Member], USD $)	0 Months Ended			12 Months Ended
	Aug. 01, 2013	Feb. 13, 2013	Feb. 16, 2012	Dec. 31, 2013
Non-employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	150,000	5,000	53,000	208,000
Exercise price per share	$ 3.08	$ 3.14	$ 3.16
Options exercisable	17,250	2,501	24,622	44,373
Exercisable through	August 2019	February 2019	February 2016